Leases - Leased asset and liability balances (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Operating leases
Right-of-use assets	$ 167,209	$ 158,547
Accumulated amortization	(50,690)	(40,112)
Right-of-use assets, net	116,519	118,435
Lease liabilities - current	17,333	15,993
Lease liabilities - net of current	106,192	110,398
Total lease liabilities	123,525	126,391
Finance leases
Right-of-use assets	183,968	183,820
Accumulated amortization	(78,800)	(40,617)
Right-of-use assets, net	105,168	143,203
Lease liabilities - current	10,995	9,428
Lease liabilities - net of current	150,683	159,961
Total lease liabilities	$ 161,678	$ 169,389